Basis of preparation and going concern uncertainty - Exchange rates for the currencies (Details)	6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Aug. 31, 2025
Exchange rates for the currencies
Exchange rate	0.733		0.7138
Average exchange rate	0.7219	0.7161